Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,010,930
Previously Paid Amount	0.00
Total Fee Amount	592.01
Total Offset Amount	0.00
Net Fee	592.01
Narrative - Max Aggregate Offering Price	$ 4,010,930
Final Prospectus	true